Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Charter WNT L.P. [Member]	General Partner [Member]	General Partner [Member] Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Charter WNT L.P. [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Balance at Dec. 31, 2008	$ 170,429,845	$ 145,023,184	$ 133,141,833	$ 1,733,103	$ 1,475,280	$ 1,352,349	$ 172,162,948	$ 146,498,464	$ 134,494,182
Balance (in units) at Dec. 31, 2008							7,659,574.162	13,466,174.194	10,331,687.713
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(24,719,262)	(12,365,225)	(13,844,272)	(253,961)	(127,302)	(140,285)	(24,973,223)	(12,492,527)	(13,984,557)
Redemptions	(33,733,947)	(38,881,062)	(28,141,750)	(342,048)	(395,372)	(280,699)	(34,075,995)	(39,276,434)	(28,422,449)
Redemptions (in units)							(1,617,767.964)	(3,791,707.725)	(2,281,133.056)
Balance at Dec. 31, 2009	111,976,636	93,776,897	91,155,811	1,137,094	952,606	931,365	113,113,730	94,729,503	92,087,176
Balance (in units) at Dec. 31, 2009							6,041,806.198	9,674,466.469	8,050,554.657
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	10,821,260	5,668,654	7,136,913	112,886	59,458	73,588	10,934,146	5,728,112	7,210,501
Redemptions	(16,886,612)	(18,637,105)	(18,410,909)	(92,119)	(134,469)	(112,428)	(16,978,731)	(18,771,574)	(18,523,337)
Redemptions (in units)							(872,165.267)	(1,958,082.547)	(1,547,532.904)
Balance at Dec. 31, 2010	105,911,284	80,808,446	79,881,815	1,157,861	877,595	892,525	107,069,145	81,686,041	80,774,340
Balance (in units) at Dec. 31, 2010							5,169,640.931	7,716,383.922	6,503,021.753
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,057,020	(5,354,560)	1,254,790	12,896	(61,966)	14,595	1,069,916	(5,416,526)	1,269,385
Redemptions	(14,293,505)	(17,060,643)	(12,495,683)	(99,988)	(100,094)	0	(14,393,493)	(17,160,737)	(12,495,683)
Redemptions (in units)							(693,201.784)	(1,669,323.158)	(993,900.324)
Balance at Dec. 31, 2011	$ 92,674,799	$ 58,393,243	$ 68,640,922	$ 1,070,769	$ 715,535	$ 907,120	$ 93,745,568	$ 59,108,778	$ 69,548,042
Balance (in units) at Dec. 31, 2011							4,476,439.147	6,047,060.764	5,509,121.429